UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22572

Destra Multi-Alternative Fund

(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 843-6161

Date of fiscal year end: February 28

Date of reporting period: August 31, 2020

Item 1. Reports to Stockholders.

Destra Multi-Alternative Fund

Semi-Annual Report

August 31, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.destracapital.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), through the Fund’s transfer agent by calling the Fund toll-free at 844-9DESTRA (933-7872), or if you are a direct investor, by enrolling at www.destracapital.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call toll-free at 844-9DESTRA (933-7872) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Destra Fund Complex if you invest directly with the Fund.

Destra Multi-Alternative Fund
Risk Disclosure
As of August 31, 2020 (unaudited)

This document may contain forward-looking statements representing Destra Capital Advisors LLC’s (“Destra”), the portfolio managers’ or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, the portfolio managers’ or sub-adviser’s control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 844-9DESTRA (933-7872) or access our website at www.destracapital.com.

Destra Multi-Alternative Fund
Schedule of Investments
As of August 31, 2020 (unaudited)
Shares/ Contracts	Security	Value
	COMMON STOCKS – 7.5%
	INTERNET – 0.4%
1,400	Facebook, Inc., Class A(1)	$410,480

	LISTED BUSINESS DEVELOPMENT COMPANIES – 5.8%
522,155	Owl Rock Capital Corp.	6,443,393

	RETAIL – 1.3%
9,050	Lowe’s Companies, Inc.	1,490,444
	TOTAL COMMON STOCKS (Cost $9,209,355)	8,344,317

	PREFERRED STOCK IN PRIVATE COMPANIES – 1.9%
542,467	GOSITE, Inc.(2)	2,099,998
	TOTAL PREFERRED STOCK IN PRIVATE COMPANIES (Cost $2,099,998)	2,099,998

	PURCHASED OPTIONS CONTRACTS – 0.5%
	CALL OPTIONS – 0.5%
75	Axon Enterprise, Inc. Exercise Price: $100, Notional Amount: $750,000, Expiration Date: 09/18/2020(1)	3,375
465	DraftKings, Inc. Exercise Price: $35, Notional Amount: $1,627,500, Expiration Date: 01/15/2021(1)	353,865
450	DraftKings, Inc. Exercise Price: $40, Notional Amount: $1,800,000, Expiration Date: 09/18/2020(1)	54,450
375	SPDR Gold Trust Exercise Price: $210, Notional Amount: $7,875,000, Expiration Date: 11/20/2020(1)	85,125
	TOTAL CALL OPTIONS	496,815

	PUT OPTIONS – 0.0%(3)
1,000	Eastman Kodak Company Exercise Price: $3, Notional Amount: $250,000, Expiration Date: 09/18/2020(1)	6,000
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $761,759)	502,815

	RIGHTS – 0.7%
	PHARMACEUTICALS – 0.7%
305,000	Bristol-Myers Squibb Co. CVR(1)	817,400
	TOTAL RIGHTS (Cost $773,752)	817,400

	REAL ESTATE INVESTMENT TRUSTS – 51.5%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 2.7%
40,000	American Campus Communities, Inc.(4)	1,356,000
Shares/ Contracts	Security	Value
	REAL ESTATE INVESTMENT TRUSTS (continued)
	LISTED REAL ESTATE INVESTMENT TRUSTS (continued)
25,000	QTS Realty Trust, Inc.(4)	$1,695,500
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	3,051,500

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS – 14.5%
281,878	Healthcare Trust, Inc.(2)	4,171,181
456,540	Hospitality Investor Trust, Inc.(1)(2)	3,117,847
764,346	N1 Liquidating Trust(1)(2)	183,443
1,061,081	NorthStar Healthcare Income, Inc.(1)(2)	6,288,955
167,951	Steadfast Apartment REIT, Inc.(2)	2,345,174
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	16,106,600

	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 34.3%
4,113	Clarion Lion Industrial Trust(2)	9,083,931
275,000	GreenAcreage Real Estate Corp.(2)	5,500,000
159	Preservation REIT 1, Inc.(2)	6,333,080
715,000	Treehouse Real Estate Investment Trust, Inc.(2)	17,160,000
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	38,077,011
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $55,884,882)	57,235,111

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES – 0.7%
101,405	Cion Investment Corp.(2)	753,441
	TOTAL NON-LISTED BUSINESS DEVELOPMENT COMPANIES (Cost $978,155)	753,441

	PRIVATE INVESTMENT FUNDS – 44.5%
	AIM Infrastructure MLP Fund II, LP.(2)	4,716,839
	Arboretum Core Asset Fund, L.P.(2)	2,399,917
	Canyon CLO Fund II L.P.(2)	5,966,406
	Clarion Lion Properties Fund(2)	5,592,400
	Levine Leichtman Capital Partners VI, LP(2)	3,264,834
	Longley Partners Ventures, L.P.(1)(2)	5,274,924
	Mosaic Real Estate Credit, LLC(2)	10,317,510
	Ovation Alternative Income Fund(2)	5,563,575
	Stepstone Capital Partners IV, L.P.(1)(2)	6,301,030
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $48,850,875)	49,397,435

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of August 31, 2020 (unaudited)
Shares/ Contracts	Security	Value
	CLOSED-END FUNDS – 4.0%
213,083	Sprott Physical Gold Trust(1)	$3,336,880
115,000	Sprott Physical Silver Trust(1)	1,151,150
	TOTAL CLOSED-END FUNDS (Cost $4,114,505)	4,488,030

	HEDGE FUND – 1.1%
	Collins Master Access Fund, LLC(1)(2)	1,262,109
	TOTAL HEDGE FUND (Cost $-)	1,262,109

	SHORT-TERM INVESTMENTS – 4.2%
	MONEY MARKET FUND – 4.2%
4,617,648	Fidelity Investments Money Market Funds – Government Portfolio, Class I, 0.01%(4)(5)	4,617,648
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,617,648)	4,617,648

	TOTAL INVESTMENTS – 116.6% (Cost $127,290,929)	129,518,304
	Liabilities in Excess of Other Assets – (16.6)%	(18,433,824)
	TOTAL NET ASSETS – 100.0%	$111,084,480

	COMMON STOCKS SOLD SHORT – (1.0)%
	CHEMICALS – (0.4)%
(3,800)	International Flavors & Fragrances Inc.	(470,402)

	MEDIA – (0.1)%
(1,000)	Madison Square Garden Entertainment Corp.	(75,170)

	REITS – (0.5)%
(36,000)	Outfront Media, Inc., REIT	(609,480)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(1,066,177))	(1,155,052)

	EXCHANGE-TRADED FUNDS SOLD SHORT – (3.0)%
(17,000)	Direxion Daily S&P 500 Bull 3X	(1,020,000)
(6,000)	iShares Transportation Average ETF	(1,188,900)
(4,100)	ProShares UltraPro QQQ	(661,576)
(8,000)	SPDR S&P Retail ETF	(414,320)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $(2,382,004))	(3,284,796)
Shares/ Contracts	Security	Value
	WRITTEN OPTIONS CONTRACTS – (0.0)%(6)
	CALL OPTIONS – (0.0)%(6)
(325)	DraftKings, Inc. Exercise Price: $45, Notional Amount: $(1,462,500), Expiration Date: 09/18/2020	$(16,250)
(375)	SPDR Gold Trust Exercise Price: $230, Notional Amount: $(8,625,000), Expiration Date: 11/20/2020	(34,875)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $(101,229))	(51,125)
	TOTAL SECURITIES SOLD SHORT (Proceeds $(3,549,410))	$(4,490,973)

1     Non-income producing security.

2     Restricted investments as to resale.

3     Rounds to less than 0.05%.

4     All or a portion of this security is segregated as collateral for securities sold short.

5     The rate is the annualized seven-day yield as of August 31, 2020.

6     Rounds to less than (0.05)%.

SPDR — Standard & Poor’s Depository Receipts

CVR — Contingent Value Right

REIT — Real Estate Investment Trusts

MLP — Master Limited Partnership

LP — Limited Partnership

LLC — Limited Liability Company

ETF — Exchange-Traded Fund

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of August 31, 2020 (unaudited)
Percent of Net Assets
Real Estate Investment Trusts
Private Real Estate Investment Trusts	34.3%
Non-Listed Real Estate Investment Trusts	14.5%
Listed Real Estate Investment Trusts	2.7%
Private Investment Funds	44.5%
Common Stocks
Listed Business Development Companies	5.8%
Retail	1.3%
Internet	0.4%
Closed-End Funds	4.0%
Preferred Stock in Private Companies	1.9%
Hedge Fund	1.1%
Rights
Pharmaceuticals	0.7%
Non-Listed Business Development Companies	0.7%
Purchased Options Contracts	0.5%
Short-Term Investments	4.2%
Liabilities in Excess of Other Assets	(16.6)%
Net Assets	100.0%
Written Options Contracts	(0.0)%
Common Stocks Sold Short
Media	(0.1)%
Chemicals	(0.4)%
REITS	(0.5)%
Exchange-Traded Funds Sold Short	(3.0)%

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Statement of Assets and Liabilities
August 31, 2020 (unaudited)
Assets:
Investments, at value (cost $126,529,170)	$129,015,489
Purchased options contracts, at value (cost $761,759)	502,815
Restricted cash:
Deposit held at broker for securities sold short	104,761
Receivables:
Dividends	282,315
Fund shares sold	521
Investments sold	217,320
Prepaid expenses	30,815
Other assets	628
Total assets	130,154,664
Liabilities:
Credit facility (see note 8)	14,300,000
Securities sold short, at value (proceeds $3,448,181)	4,439,848
Written options contracts, at value (premium received $101,229)	51,125
Payables:
Management fees payable (see note 3)	75,202
Professional fees	53,981
Interest payable	36,204
Transfer agent fees and expenses	31,590
Accounting and administrative fees	21,703
Shareholder servicing fees	16,313
Trustee fees	12,216
Distribution fees	7,737
Custody fees	4,882
Chief compliance officer fees	2,187
Chief financial officer fees	197
Accrued other expenses	16,999
Total liabilities	19,070,184
Net assets	$111,084,480
Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$114,449,663
Total accumulated deficit	(3,365,183)
Net assets	$111,084,480
Net assets:
Class I	$34,944,968
Class A	63,032,021
Class C	9,908,412
Class T	3,199,079
Shares outstanding:
Class I	2,954,593
Class A	5,434,182
Class C	891,474
Class T	283,735
Net asset value per share:*
Class I	$11.83
Class A	11.60
Maximum offering price per share(1)	12.31
Class C	11.11
Class T	11.27
Maximum offering price per share(2)	11.62

*   The Net Asset Value for each class will differ due primarily to the allocation of class specific expenses, such as distribution fees and shareholder servicing fees.

1    Includes a sales charge of 5.75%.

2    Includes a sales charge of 3.00%.

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Statement of Operations
For the six months ended August 31, 2020 (unaudited)
Investment income:
Dividend income	$1,854,252
Interest income	3,452
Total investment income	1,857,704
Expenses:
Management fees (see note 3)	782,590
Interest expense	368,962
Professional fees	131,107
Accounting and administrative fees	122,569
Transfer agent fees and expenses	72,155
Shareholder reporting fees	55,600
Registration fees	32,011
Trustee fees (see note 11)	24,235
Chief financial officer fees (see note 11)	24,197
Custody fees	15,681
Chief compliance officer fees (see note 11)	12,604
Dividends on securities sold short	8,862
Insurance expense	7,214
Distribution fees Class C (see note 3)	39,333
Distribution fees Class T (see note 3)	8,766
Shareholder servicing fees Class C (see note 3)	13,111
Shareholder servicing fees Class A (see note 3)	84,322
Shareholder servicing fees Class T (see note 3)	4,383
Other expenses	9,694
Total expenses:	1,817,396
Expenses waived by adviser (see note 3)	(304,173)
Net expenses	1,513,223
Net investment income	344,481
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(3,870,821)
Purchased options contracts	(482,819)
Written options contracts	288,268
Securities sold short	(1,190,069)
Total net realized loss	(5,255,441)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,526,500)
Purchased options contracts	(258,944)
Written options contracts	50,104
Securities sold short	(912,533)
Total net change in unrealized depreciation	(5,647,873)
Net realized and unrealized loss	(10,903,314)
Net decrease in net assets resulting from operations	$(10,558,833)

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets resulting from operations:
Net investment income	$344,481	$2,239,360
Net realized gain (loss)	(5,255,441)	8,024,130
Net change in unrealized depreciation	(5,647,873)	(7,520,907)
Net increase (decrease) in net assets resulting from operations	(10,558,833)	2,742,583
Distributions to shareholders:
Class I	—	(161,276)
Class A	—	(529,118)
Class C	—	(78,054)
Class T	—	(25,046)
Total distributions to shareholders	—	(793,494)
Return of capital to shareholders:
Class I	(1,026,962)	(1,585,742)
Class A	(1,972,411)	(5,202,526)
Class C	(308,334)	(767,468)
Class T	(102,807)	(246,265)
Total return of capital to shareholders	(3,410,514)	(7,802,001)
Capital transactions:
Proceeds from shares sold:
Class I	3,945,374	19,415,616
Class A	20,209	953,970
Class C	79,450	1,180,343
Class T	—	94,193
Reinvestment of distributions:
Class I	216,377	710,046
Class A	496,620	2,835,820
Class C	137,449	467,570
Class T	29,074	131,391
Cost of shares repurchased:
Class I	(520,239)	(2,332,574)
Class A	(7,924,993)	(35,417,751)
Class C	(961,898)	(5,481,057)
Class T	(361,378)	(903,192)
Net decrease in net assets from capital transactions	(4,843,955)	(18,345,625)

Total decrease in net assets	(18,813,302)	(24,198,537)
Net assets:
Beginning of period	129,897,782	154,096,319
End of period	$111,084,480	$129,897,782

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Statements of Changes in Net Assets (continued)

	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Capital share transactions:
Shares sold:
Class I	322,463	1,407,072
Class A	1,681	70,396
Class C	7,115	89,952
Class T	—	7,057
Shares reinvested:
Class I	17,917	51,739
Class A	41,973	209,996
Class C	12,139	35,871
Class T	2,524	9,960
Shares repurchased:
Class I	(42,818)	(168,431)
Class A	(662,421)	(2,605,157)
Class C	(83,830)	(418,204)
Class T	(31,535)	(68,103)
Net decrease from capital share transactions	(414,792)	(1,377,852)

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Statement of Cash Flows
For the six months ended August 31, 2020 (unaudited)
Cash flows from operating activities:
Net decrease in net assets from operations	$(10,558,833)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of investments	(39,782,238)
Proceeds from redemptions, sales, or other dispositions of investments(1)	65,201,690
Net realized (gain) loss on:
Investments	3,870,821
Purchased options contracts	482,819
Written options contracts	(288,268)
Securities sold short	1,190,069
Net change in unrealized (appreciation) depreciation on:
Investments	4,526,500
Purchased options contracts	258,944
Written options contracts	(50,104)
Securities sold short	912,533
Change in operating assets and liabilities:
Receivables:
Investments sold	(111,148)
Dividends	94,638
Prepaid expenses	13,198
Payables:
Investments purchased	(1,151,725)
Management fees payable	(39)
Custody fees	302
Accounting and administration fees	900
Professional fees	47,009
Transfer agent fees and expenses	(16,543)
Chief compliance officer fees	104
Chief financial officer fees	197
Distribution fees	(1,279)
Shareholder servicing fees	(3,190)
Trustee fees	197
Interest payable	(63,920)
Accrued other expenses	9,314
Net cash provided by operating activities	24,581,948
Cash flows from financing activities:
Repayments on credit facility	(15,000,000)
Proceeds from shares sold	4,045,841
Payments for shares repurchased	(9,768,508)
Cash distributions paid, net of reinvestments	(2,530,994)
Net cash used in financing activities	(23,253,661)
Net change in cash, cash equivalents and restricted cash	1,328,287
Cash, cash equivalents and restricted cash at beginning of period	(1,223,526)
Cash, cash equivalents and restricted cash at end of period	$104,761
Supplemental disclosure of cash activity:
Interest expense on borrowings	$368,962
Supplemental disclosure of non-cash activity:
Reinvestments of distributions	$879,520

1      Inclusive of securities sold short.

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Financial Highlights
For a share of common stock outstanding throughout the periods indicated
Period ending February 28,	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Distributions to shareholders from return of capital	Total distributions	Net asset value, end of period	Total return(2)(3)	Gross expenses(4)(5)	Net expenses(4)(5)(6)	Net investment income (loss)(4)(6)	Net assets, end of period (in thousands)	Portfolio turnover rate(3)
Class I
2020(7)	$13.25	$0.05	$(1.11)	$(1.06)	$—	$—	$(0.36)	$(0.36)	$11.83	(7.99)%	2.88%	2.35%	0.83%	$34,945	17%
2020	13.81	0.25	0.02	0.27	(0.08)	—	(0.75)	(0.83)	13.25	1.90	2.98	2.57	1.78	35,208	42
2019	14.64	0.18	(0.15)	0.03	(0.05)	—	(0.81)	(0.86)	13.81	0.17	2.37	2.18	1.25	18,879	19
2018	15.86	0.25	(0.54)	(0.29)	(0.23)	—	(0.70)	(0.93)	14.64	(2.39)	1.79	1.57	1.64	5,395	27
2017	15.24	0.42	1.15	1.57	(0.30)	—	(0.65)	(0.95)	15.86	10.52	1.39	1.39	2.67	3,820	13
2016	16.75	0.48	(1.03)	(0.55)	(0.40)	—	(0.56)	(0.96)	15.24	(3.37)	1.33	1.33	3.09	7,806	21
Class A
2020(7)	13.01	0.04	(1.10)	(1.06)	—	—	(0.35)	(0.35)	11.60	(8.12)	3.13	2.60	0.61	63,032	17
2020	13.60	0.22	0.01	0.23	(0.08)	—	(0.74)	(0.82)	13.01	1.59	3.23	2.82	1.60	78,758	42
2019	14.45	0.32	(0.32)	—	(0.05)	—	(0.80)	(0.85)	13.60	(0.05)	2.56	2.37	2.25	113,921	19
2018	15.67	0.22	(0.52)	(0.30)	(0.23)	—	(0.69)	(0.92)	14.45	(2.56)	1.99	1.80	1.42	150,428	27
2017	15.20	0.35	1.06	1.41	(0.29)	—	(0.65)	(0.94)	15.67	9.48	1.66	1.66	2.25	168,232	13
2016	16.74	0.46	(1.04)	(0.58)	(0.40)	—	(0.56)	(0.96)	15.20	(3.57)	1.58	1.58	2.87	157,986	21
Class C
2020(7)	12.52	(0.01)	(1.06)	(1.07)	—	—	(0.34)	(0.34)	11.11	(8.55)	3.88	3.35	(0.14)	9,908	17
2020	13.18	0.11	0.01	0.12	(0.07)	—	(0.71)	(0.78)	12.52	0.88	3.98	3.57	0.85	11,966	42
2019	14.11	0.22	(0.33)	(0.11)	(0.05)	—	(0.77)	(0.82)	13.18	(0.80)	3.31	3.12	1.58	16,451	19
2018	15.42	0.10	(0.51)	(0.41)	(0.22)	—	(0.68)	(0.90)	14.11	(3.32)	2.75	2.55	0.68	24,575	27
2017	15.06	0.23	1.06	1.29	(0.28)	—	(0.65)	(0.93)	15.42	8.73	2.40	2.40	1.48	24,585	13
2016	16.71	0.33	(1.03)	(0.70)	(0.39)	—	(0.56)	(0.95)	15.06	(4.28)	2.33	2.33	2.12	19,046	21
Class T*
2020(7)	12.68	0.01	(1.08)	(1.07)	—	—	(0.34)	(0.34)	11.27	(8.41)	3.63	3.10	0.13	3,199	17
2020	13.32	0.14	0.01	0.15	(0.07)	—	(0.72)	(0.79)	12.68	1.10	3.73	3.32	1.09	3,966	42
2019	14.21	0.25	(0.31)	(0.06)	(0.05)	—	(0.78)	(0.83)	13.32	(0.46)	3.06	2.87	1.78	4,845	19
2018	15.51	0.14	(0.53)	(0.39)	(0.23)	—	(0.68)	(0.91)	14.21	(3.13)	2.46	2.28	0.90	6,570	27
2017	15.11	0.27	1.06	1.33	(0.28)	—	(0.65)	(0.93)	15.51	9.01	2.16	2.16	1.77	9,192	13
2016	16.72	0.37	(1.03)	(0.66)	(0.39)	—	(0.56)	(0.95)	15.11	(4.03)	2.08	2.08	2.37	9,143	21

*   As of July 1, 2019, the Fund redesignated its issued and outstanding Class L Shares as Class T Shares.

1   Based on average shares outstanding during the period.

2   Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

3   Not annualized for periods less than one year.

4   Annualized for periods less than one year.

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Financial Highlights (continued)
For a share of common stock outstanding throughout the periods indicated

5   Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short are as follows:

	Gross Expenses	Net Expenses
Class I
2020(7)	2.23%	1.70%
2020	2.11	1.70
2019	1.89	1.70
2018	1.76	1.55
2017	1.29	1.29
2016	1.24	1.24
Class A
2020(7)	2.48	1.95
2020	2.36	1.95
2019	2.14	1.95
2018	1.96	1.77
2017	1.57	1.57
2016	1.49	1.49
Class C
2020(7)	3.23	2.70
2020	3.11	2.70
2019	2.89	2.70
2018	2.72	2.53
2017	2.33	2.33
2016	2.24	2.24
Class T*
2020(7)	2.98	2.45
2020	2.86	2.45
2019	2.64	2.45
2018	2.43	2.26
2017	2.07	2.07
2016	1.99	1.99

6   The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 3).

7   For the six months ended August 31, 2020 (Unaudited).

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2020 (Unaudited)

1. Organization

Destra Multi-Alternative Fund (“the Fund”) was organized as a Delaware statutory trust on June 3, 2011, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and is a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares.

The Fund currently offers Class A, Class C, Class I and Class T shares. As of July 1, 2019, the Fund redesignated its issued and outstanding Class L shares as Class T shares. Class A shares commenced operations on March 16, 2012; Class C, Class I and Class T shares commenced operations on July 2, 2014. Class A and Class T shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75% and 3.00%, respectively. Class C and Class I shares are offered at NAV. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class-specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each share class.

The Fund’s investment adviser is Destra Capital Advisors LLC (the “Adviser”), the Fund’s sub-adviser is Validus Growth Investors, LLC (“Validus” or the “Sub-Adviser” and together with the Adviser are referred to herein as the “Advisers”). See Note 3 for additional information regarding Validus, as the Fund’s sub-adviser.

The investment objective of the Fund is to seek returns from capital appreciation and income with an emphasis on income generation. The Fund pursues its investment objective by investing primarily in the income-producing securities of real estate investment trusts (“REITs”) and alternative investment funds, as well as common stocks and structured notes, notes, bonds and asset-backed securities.

At meetings held on May 15 and May 26, 2020, the Fund’s Board of Trustees (the “Board”) approved a number of proposals to be presented to Fund shareholders for their consideration and approval. At a special shareholder meeting held on June 16, 2020, shareholders approved the following: (i) the modification of the Fund’s fundamental policy regarding repurchase offers, allowing the Fund to make annual repurchase offers instead of quarterly repurchase offers and (ii) a change to the Fund’s fundamental policy regarding concentration of investments in the REIT industry to include investments in the broader real estate industry. See Note 5 for more information regarding the transition to annual repurchase offers.

Additionally, shareholders approved changes that will only be implemented if the Fund lists on the New York Stock Exchange (“NYSE”) or other national securities exchange. Those changes are: (i) the elimination of the Fund’s fundamental policy regarding repurchases; (ii) the amendment of the investment advisory and investment sub-advisory agreements to reflect the inclusion of borrowing for investment purposes and other financial leverage in the calculation of advisory and sub-advisory fees, as well as the payment of a separate 10 basis point fee to the Adviser, calculated and paid on managed assets, for services provided to the Fund under a new Secondary Market Support Services Agreement; and (iii) the early termination and replacement of the Fund’s current expense limitation agreement with an expense limitation agreement with a term of five (5) years. See Note 3 for more information regarding the Fund’s current investment advisory and sub-advisory agreements and current expense limitation agreement.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2020 (Unaudited) (continued)

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but would not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. Calls with the management teams of these securities are completed to gain further insight that might not be as evident through the reading of published reports or filings.

Often, significant back-testing or historical data analysis is employed to gain increased, tangible perspective into ways to enhance the accuracy of either existing, or potentially new fair valuation approaches. This also ensures that recent enhancements or additional methodologies are leading to more accurate valuations.

Ongoing “logic checks” and evaluations of underlying portfolios are used to identify potential disconnects between current methodologies and expected results.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Fair Valuation Committee has established a methodology for the fair valuation of each type of security. Non-listed REITs that are in the public offering period (or start-up phase) are valued at cost according to the Fair Valuation Committee’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, startup REITs amortize a significant portion of their start-up costs and therefore, potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorized in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment.

Valuation of Fund of Funds — The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds. Open-end funds are valued at their NAV per share and closed-end funds that trade on an exchange are valued as described under security valuation.

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2020 (Unaudited) (continued)

For non-traded private investments, including private real estate investment trusts, non-traded partnership funds, non-listed business development companies and hedge funds, that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Fair Valuation Committee meets frequently to discuss the fair valuation methodology and will adjust the value of a security if there is a public update to such valuation.

Non-listed business development companies provide quarterly fair value pricing which is used as an indicator of the valuation for the Fund. If the value significantly fluctuates, the Adviser will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value.

Hedge funds provide monthly fair value pricing which is used as an indicator of the valuation for the Fund. The Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the hedge fund issues an updated market valuation.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•       Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

•       Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•       Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value of a security may fall into different levels (Level 1, Level 2 or Level 3) of the fair value hierarchy. In such cases, for disclosure purposes, the level within which the fair value measurement falls, in its entirety, is determined based on the lowest level input that is significant in its entirety to the fair value measurement.

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2020 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets*

Investments:	Practical Expedient(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$8,344,317	$—	$—	$8,344,317
Preferred Stock in Private Companies	—	—	2,099,998	—	2,099,998
Purchased Options Contracts	—	502,815	—	—	502,815
Rights	—	817,400	—	—	817,400
Real Estate Investment Trusts	15,417,011	3,051,500	38,766,600	—	57,235,111
Non-Listed Business Development Companies	753,441	—	—	—	753,441
Private Investment Funds	49,397,435	—	—	—	49,397,435
Closed-End Funds	—	4,488,030	—	—	4,488,030
Hedge Fund	1,262,109	—	—	—	1,262,109
Short-Term Investment	—	4,617,648	—	—	4,617,648
Total Investments	$66,829,996	$21,821,710	$40,866,598	$—	$129,518,304

Liabilities*

Investments:	Practical Expedient(1)	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short	$—	$(1,155,052)	$—	$—	$(1,155,052)
Exchange Traded Fund Sold Short	—	(3,284,796)	—	—	(3,284,796)
Written Options Contracts	—	(51,125)	—	—	(51,125)
Total Investments	$—	$(4,490,973)	$—	$—	$(4,490,973)

There were no Level 3 securities held during the period nor any transfers into or out of Level 3 of the fair value hierarchy.

1        Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

*     Refer to the Schedule of Investments for industry classifications.

The following is the fair value measurement of investments that are measured at NAV per share (or its equivalent) as a practical expedient:

Security Description	Industry	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
AIM Infrastructure MLP Fund II, LP.	Private Investment Fund(1)	$4,716,839	$1,016,250	Subject to advisor approval	n/a
Arboretum Core Asset Fund, L.P.	Private Investment Fund(1)	2,399,917	7,500,000	Annually	30 Days
Canyon CLO Fund II L.P.	Private Investment Fund(1)	5,966,406	3,000,000	Subject to advisor approval	n/a
Cion Investment Corp.	Non-Listed BDC(2)	753,441	—	Quarterly	30 Days
Clarion Lion Industrial Trust	REIT(3)	9,083,931	—	Quarterly	90 Days
Clarion Lion Properties Fund	Private Investment Fund(1)	5,592,400	—	Quarterly	90 Days
Collins Master Access Fund, LLC	Hedge Fund(4)	1,262,109	—	Subject to advisor approval	30 – 60 Days
Levine Leichtman Capital Partners VI, LP	Private Investment Fund(1)	3,264,834	6,472,384	Subject to advisor approval	n/a
Longley Partners Ventures, L.P.	Private Investment Fund(1)	5,274,924	5,307,822	Subject to advisor approval	n/a
Mosaic Real Estate Credit, LLC	Private Investment Fund(1)	10,317,510	—	Subject to advisor approval	Annual with 90 Days
Ovation Alternative Income Fund	Private Investment Fund(1)	5,563,575	—	Quarterly	180 Days
Preservation REIT 1, Inc.	REIT(3)	6,333,080	527,000	Subject to advisor approval	n/a
Stepstone Capital Partners IV, L.P.	Private Investment Fund(1)	6,301,030	4,064,604	Subject to advisor approval	n/a
Total		$66,829,996	$27,888,060

The following describes the investment strategies of the practical expedient investments that are held in the Fund as of August 31, 2020:

1        Private Investment Fund investing generally consists of private partnerships which directly invest in various strategies to generate capital appreciation and/or income yield. These strategies may span across the capital stack and may include Private Equity, Private Credit, Venture Capital, Collateralized Loan Obligations, Asset-Backed Securities, Master Limited Partners and Direct Real Estate.

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2020 (Unaudited) (continued)

2      Non-Listed BDC investing seeks to generate current income by investing primarily in senior secured, second lien, and mezzanine loans of private and thinly traded U.S. middle market companies.

3      Private REIT investing generally consists of REITs that invest alongside private partnerships which aim to acquire, develop, and manage a diversified portfolio of real estate assets to generate income yield with long-term capital growth.

4      Hedge Fund investing consists of pooled fund of funds that seek to generate active returns by employing investment practices such as leverage, short-selling, hedging, and derivatives across varying strategies. The various hedge fund strategies may include Long/Short, Relative Value, Hedged Equity, Arbitrage, Activist/Destressed, and Credit/Event Driven.

Exchange Traded Funds — The Fund may invest in exchange traded funds (“ETFs”). Most ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed (or managed) portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Restricted securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each restricted investment held by the Fund at August 31, 2020 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
AIM Infrastructure MLP Fund II, LP.	3/12/2014	$6,305,629	$4,716,839	4.2%
Arboretum Core Asset Fund, L.P.	8/2/2018	2,500,000	2,399,917	2.2
Canyon CLO Fund II L.P.	2/25/2019	6,400,000	5,966,406	5.4
Cion Investment Corp.	4/21/2014	978,155	753,441	0.7
Clarion Lion Industrial Trust	6/29/2015	5,372,686	9,083,931	8.2
Clarion Lion Properties Fund	4/1/2014	3,979,653	5,592,400	5.0
Collins Master Access Fund, LLC	6/2/2015	—	1,262,109	1.1
GOSITE, Inc.	7/31/2020	2,099,998	2,099,998	1.9
GreenAcreage Real Estate Corp.	8/7/2019	5,500,000	5,500,000	5.0
Healthcare Trust, Inc.	3/30/2012	4,381,100	4,171,181	3.8
Hospitality Investor Trust, Inc.	2/17/2015	9,236,371	3,117,847	2.8
Levine Leichtman Capital Partners VI, LP	11/22/2017	3,412,185	3,264,834	2.9
Longley Partners Ventures, L.P.	2/28/2020	4,692,178	5,274,924	4.7
Mosaic Real Estate Credit, LLC	7/6/2017	9,999,997	10,317,510	9.3
N1 Liquidating Trust	1/31/2018	650,416	183,443	0.2
NorthStar Healthcare Income, Inc.	3/29/2012	7,237,071	6,288,955	5.7
Ovation Alternative Income Fund	7/25/2014	5,625,837	5,563,575	5.0
Preservation REIT 1, Inc.	10/22/2019	4,954,009	6,333,080	5.7
Steadfast Apartment REIT, Inc.	4/12/2012	1,120,397	2,345,174	2.1
Stepstone Capital Partners IV, L.P.	7/30/2018	5,935,396	6,301,030	5.7
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	14,885,460	17,160,000	15.4
Total		$105,266,538	$107,696,594

Options — The Fund may purchase put and call options on currencies or securities. A put option gives the purchaser the right to compel the writer of the option to purchase from the option holder an underlying currency or security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying currency or security covered by the option or its equivalent from the writer of the option at the stated exercise price.

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2020 (Unaudited) (continued)

As a holder of a put option, the Fund will have the right to sell the currencies or securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the currencies or securities underlying the option, in each case at their exercise price at any time prior to the option’s expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires. The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Security Transactions and Investment Income — Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Cash, Cash Equivalents and Restricted Cash — Cash and cash equivalents include U.S. dollar deposits at bank accounts at amounts which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations. As of August 31, 2020, the Fund has restricted cash in the amount of $104,761. The restricted cash represents deposits held at brokers of the securities sold short.

Distributions to Shareholders — Distributions from investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification — The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Adviser. Subject to the oversight of the Fund’s Board, the Adviser is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Under the Investment Management Agreement, the Adviser is entitled to a management fee, calculated and payable monthly in arrears, at an annual rate of 1.35% of the Fund’s average daily net assets during such period (the “Management Fee”). For the six months ended August 31, 2020, the Adviser earned a Management Fee of $782,590. As of the six months ended August 31, 2020, the Adviser was owed $75,202 in Management Fees, included in Management Fees Payable on the Statement of Assets and Liabilities.

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2020 (Unaudited) (continued)

The Fund and Adviser have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. Under the Sub-Advisory Agreement, the Sub-Adviser will receive a sub-advisory fee (the “Sub-Adviser Fee”, payable by the Adviser, not the Fund) at an annual rate equal to 50% of the net Management Fees received by the Adviser after any fee waivers and shared expenses between the Adviser and the Sub-Adviser, subject to a maximum of 0.675% of the Fund’s average daily net assets at month end.

Effective August 3, 2020 (the “Effective Date”), certain assets of Pinhook Capital, LLC (“Pinhook”) were contributed to Validus, an affiliate, in exchange for passive preferred and common interests in Validus resulting in a change of control of Pinhook (the “Transaction”). In connection with the Transaction, Pinhook and Validus have been effectively consolidated, with Validus remaining as the surviving registrant. The Transaction constituted an “assignment” under the 1940 Act and as required under the 1940 Act, the existing sub-advisory agreement between Pinhook and the Adviser provided for automatic termination upon an assignment.

However, in anticipation of such termination, and to provide the Fund and its shareholders with sub-advisory management continuity, the Board, at a special meeting held on July 30, 2020, considered and approved (i) an interim sub-advisory agreement between the Adviser and Validus (the “Interim Agreement”) and (ii) a new sub-advisory agreement between the Adviser and Validus (the “New Sub-Advisory Agreement”). A special meeting of Fund shareholders will be held, at which shareholders will be asked to consider and approve the New Sub-Advisory Agreement. While Fund shareholders consider the approval of the New Sub-Advisory Agreement, the Interim Agreement will allow Validus to advise the Fund for up to 150 days after the Effective Date or until the New Sub-Advisory Agreement is approved by Shareholders, if sooner. The Interim Agreement took effect on the Effective Date and the New Sub-Advisory Agreement will take effect if approved by Fund shareholders.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until November 30, 2021, to reduce its fees and/or absorb expenses of the Fund so that the Fund’s total fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including, for example, options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)), do not exceed the following amounts per annum of the average daily net assets of each class of shares:

Class A	Class C	Class I	Class T
1.95%	2.70%	1.70%	2.45%

These amounts will herein be referred to as the “expense limitations.”

Any waiver or reimbursement by the Adviser under the Expense Limitation Agreement is subject to repayment by the Fund within three years from the date the Adviser waived any payment or reimbursed any expense, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board. Unless terminated by the Board, the Expense Limitation Agreement will continue in effect until at least November 30, 2021. The Board may terminate this Expense Limitation Agreement upon sixty (60) days’ written notice to the Adviser. For the six months ended August 31, 2020, the Adviser waived Management Fees of $304,173.

The following amounts are subject to recapture by the Adviser by the following dates:

2/28/2021	2/28/2022	2/28/2023
$ 386,639	$ 327,457	$ 592,247

Distributor — The Board has adopted, on behalf of the Fund, a Shareholder Servicing Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Servicing Plan, the Fund may pay 0.25% per year of its average daily net assets attributed to each of Class A, Class C and Class T shares for such services. For the six months ended August 31, 2020, the Fund incurred shareholder servicing fees of $84,322, $13,111, and $4,383 for Class A, Class C and Class T shares, respectively. The Class C and Class T shares also pay to Destra Capital Investments, LLC (the “Distributor”) a distribution fee, payable under distribution plans adopted by the Board (“Distribution Plans”), for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities including marketing and other activities to support the distribution of the Class C and Class T shares. Under the Distribution Plans, the Fund pays 0.75% and 0.50% per year of its average daily net assets for such services for Class C and Class T shares, respectively. For the six months ended August 31, 2020, the Fund incurred distribution fees of $39,333 and $8,766 for Class C and Class T shares, respectively.

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2020 (Unaudited) (continued)

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended August 31, 2020, the Distributor received $333 and $0 in underwriting commissions for sales of Class A and Class T shares, respectively, of which $47 and $0 were retained by the principal underwriter or other affiliated broker-dealers.

4. Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended August 31, 2020, amounted to $15,615,578 and $63,475,478, respectively. The total securities sold short and covered amounted to $9,055,794 and $9,601,080, respectively.

5. Repurchase Offers / Shares of Beneficial Interest

Pursuant to Rule 23c-3 under the 1940 Act the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV (“Repurchase Offer”). The Board determines the repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of all outstanding shares on the repurchase request deadline, the Fund shall repurchase the shares tendered on a pro rata basis. There is no guarantee that a shareholder will be able to sell all of the shares tendered in a Repurchase Offer. Limited liquidity will be provided to shareholders only through the Fund’s Repurchase Offers. Effective June 25, 2020, the Fund has adopted a fundamental policy to make an annual Repurchase Offer, the first of which is expected to occur in April 2021. Prior to June 25, 2020, the Fund had a fundamental policy to make quarterly Repurchase Offers.

During the six months ended August 31, 2020, the Fund had one quarterly Repurchase Offer as follows:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
March 18, 2020	April 22, 2020	5%	5%	504,420

6. Federal Tax Information

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and any expiring capital loss carry forward.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Fund.

The Fund complies with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current period.

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last three tax years and the interim tax period since then). The Fund has no examination in progress during the year ended February 29, 2020. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2020 (Unaudited) (continued)

for Uncertainty in Income Taxes resulted in no effect on the Fund’s reported net assets or results of operations as of and during the year ended February 29, 2020. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

At February 29, 2020, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$148,253,313
Gross unrealized appreciation	$24,776,059
Gross unrealized depreciation	(11,679,275)
Net unrealized appreciation(depreciation)	$13,096,784

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions. The cost includes the proceeds from securities sold short.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

For the year ended February 29, 2020, permanent differences in book and tax accounting have been reclassified to Capital and distributable earnings/(accumulated deficit) as follows:

Capital	Distributable Earnings (Accumulated Deficit)
$ (141,216)	$ 141,216

As of February 29, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	(5,903,134)
Unrealized appreciation/(depreciation) on investments	13,096,784
Total distributable earnings	$7,193,650

The tax character of distributions paid during the years ended February 29, 2020 and February 28, 2019 were as follows:

	2020	2019
Distributions paid from:
Ordinary income	$793,494	$669,250
Return of Capital	7,802,001	9,468,481
Net long-term capital gains	—	—
Total distributions paid	$8,595,495	$10,137,731

At February 29, 2020, the Fund had an accumulated capital loss carryforward as follows:

Short-term	$5,521,190
Long-term	—
Total	$5,521,190

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

The Fund utilized $4,043,477 of its capital loss carryforwards during the year ended February 29, 2020.

The Fund has $381,944 in Qualified late-year losses, which are deferred until the year ended February 29, 2021 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2020 (Unaudited) (continued)

7. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of August 31, 2020, RBC, for the benefit of its customers, owned approximately 84% of the Fund.

8. Credit Facility

On January 16, 2018, the Fund entered into a secured, revolving line of credit facility with Barclays Bank PLC (the “Credit Facility”). Effective January 14, 2020, the Credit Agreement was extended for an additional one year term expiring on January 12, 2021. The Fund may borrow an amount up to the lesser of the Credit Facility maximum commitment financing of $30,000,000 or one-third of the value of its total assets. The interest rate on borrowings from the Credit Facility is equal to 1-month LIBOR plus 1.80% per annum. During the six months ended August 31, 2020, the average principal balance and weighted average interest rate was approximately $23,615,000 and 2.43% per annum, respectively, and the maximum outstanding balance of the Credit Facility was $29,300,000. At August 31, 2020, the principal balance outstanding was $14,300,000 at an interest rate of 1.96% per annum.

Under the provisions of the 1940 Act, the Fund is permitted to issue senior securities, including debt securities and preferred stock, and borrow from banks or other financial institutions, provided that the Fund satisfies certain asset coverage requirements. With respect to senior securities representing indebtedness, such as the Credit Facility, the Fund is required to have asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. If the Fund’s asset coverage declines below 300%, the Fund would be prohibited under the 1940 Act from incurring additional debt or making certain distributions to its shareholders.

The following table summarizes the Fund’s asset coverage with respect to senior securities as of August 31, 2020, and as of February 29, 2020:

	As of August 31, 2020(1)	As of February 29, 2020(1)
Senior securities, end of period (000’s)	$14,300	$29,300
Asset coverage, per $1,000 of senior security principal amount(2)	8,768	5,433
Asset coverage ratio of senior securities(2)	877%	543%

1      The Credit Facility represents the only senior security.

2      Represents value of total assets less all liabilities not represented by senior securities at the end of the period divided by senior securities outstanding at the end of the period.

9. Other Derivative Information

The effects of derivative instruments on the Fund’s financial positions and financial performance are reflected in the Statement of Assets and Liabilities and Statement of Operations, and are presented in the tables below. The values of derivative instruments as of August 31, 2020 by risk category are as follows:

Derivative Assets (Liabilities)	Risk Category Equity Risk
Purchased Options Contracts	$502,815
Written Options Contracts	(51,125)
Total	$451,690
Derivative Realized Gain (Loss)	Risk Category Equity Risk
Purchased Options Contracts	$(482,819)
Written Options Contracts	288,268
Total	$(194,551)

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2020 (Unaudited) (continued)
Derivative Unrealized Appreciation (Depreciation)	Risk Category Equity Risk
Purchased Options Contracts	$(258,944)
Written Options Contracts	50,104
Total	$(208,840)

10. Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Recent Market and Economic Developments — Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Alternative Investment Funds (AIFs) Risk — AIFs are subject to management and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in AIFs and also may be higher than other funds that invest directly in stocks and bonds. Each AIF is subject to specific risks, depending on the nature of its investment strategy. The Fund may invest in private investment funds and/or hedge funds, which may pursue alternative investment strategies. Hedge funds often engage in speculative investment practices such as leverage, short-selling, arbitrage, hedging, derivatives, and other strategies that may increase investment loss.

BDC Risk — BDCs have little or no operating history and may carry risks similar to those of a private equity or venture capital fund. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk.

Credit and Counterparty Risk — Credit Risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Credit risk may be heightened for the Fund because it will invest in below investment grade securities.

Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Interest Rate Risk — If interest rates increase, the value of the Fund’s investments generally will decline. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Leverage Risk — The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Liquidity Risk — The Fund may invest in securities that, at the time of investment are illiquid. The Fund may also invest in restricted securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities.

Real Estate Industry Trust (REIT) Concentration Risk — The Fund concentrates its investments in REITs and its portfolio may be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.

Valuation Risk — Illiquid securities must be valued by the Fund using fair value procedures. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Non-Diversified Risk — Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in share price than would a diversified fund.

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2020 (Unaudited) (continued)

11. Trustees and Officers

The Destra Fund Complex (consisting of the Fund, the Destra Flaherty & Crumrine Preferred and Income Fund and Destra Granahan Small Cap Advantage Fund, both a series of the Destra Investment Trust, the Destra International & Event-Driven Credit Fund, and the Destra Exchange-Traded Fund Trust, of which there is currently no active series) pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Fund does not pay compensation to Trustees who also serve in an executive officer capacity for the Fund or the Advisers.

The Fund’s Chief Compliance Officer monitors and tests the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. Fees paid by the Fund for the six months ended August 31, 2020 are disclosed in the Statement of Operations.

Employees of PINE Advisor Solutions, LLC (“PINE”) serve as the Fund’s Chief Financial Officer and Assistant Treasurer. PINE receives an annual base fee for the services provided to the Fund. PINE is reimbursed for certain out-of-pocket expenses by the Fund. Service fees paid by the Fund for the six months ended August 31, 2020 are disclosed in the Statement of Operations.

12. Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On September 30, 2020, the Fund paid distributions of $0.0587, $0.0562, $0.0599 and $0.0571 per share to shareholders of record on September 28, 2020 for Class A, Class C, Class I and Class T shares, respectively.

On October 14, 2020, Destra Capital Management LLC (“DCM”), the parent company of the Adviser, entered into a redemption agreement with Continuum Funds Holdings, LLC, pursuant to which DCM agreed to buy back all of the outstanding equity interests of DCM (the “Adviser Transaction”). Closing of the Adviser Transaction is contingent upon, among other things, shareholder approval of a new advisory agreement between the Adviser and the Fund (the “New Advisory Agreement”), which means that the Adviser Transaction will not occur unless shareholders of the Fund approve the New Advisory Agreement. Such approval will be sought from shareholders via proxy.

Destra Multi-Alternative Fund
Additional Information
August 31, 2020 (Unaudited)

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting — Information regarding how the Fund voted proxies for portfolio securities is available without charge and upon request by calling 844-9DESTRA (933-7872), or visiting Destra Capital Investments LLC’s website at http://www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (or its predecessor form, N-Q). The Fund’s Form N-PORT (or its predecessor form, N-Q) is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at http://destracapital.com.

Corporate Dividends Received Deduction

For the year ended February 29, 2020, 23.57% of the dividends to be paid from net investment income, including short-term capital gains qualifies for the dividends received deduction available to corporate shareholders of the Multi-Alternative Fund.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Multi-Alternative Fund designates income dividends of 23.57% as qualified dividend income paid during the year ended February 29, 2020.

Distributable Cash Flow

The table below has been included to provide additional insight in regards to distribution coverage metrics for the Fund, particularly in regards to how to differentiate between the tax components of distributions and the actual non-GAAP cash flows received from the Fund’s underlying investments. One of the advantages that the Fund is able to provide to investors is the tax characterizations of distributions received. For example, a portion of distributions received from REITs and certain partnerships are often treated as a non-taxable return of capital as an inherent structural advantage of the underlying investments. This allows for the deferral of tax consequences on certain distributions. As such, from a tax characterization, these are considered a “return of capital” but are, in actuality, still a cash inflow source received from the underlying investments. The table is specifically designed to better inform investors of the distributable cash flows received, and the distribution coverage they represent. For example, as can be seen below, for the year ended February 29, 2020, only 79% of distributions were represented by gross income as defined by the Fund’s Statement of Operations (tax-basis), but when factoring in the tax adjustments attributable to underlying investments, these total distributions, dividends and interest represented 93% of gross distributions made by the Fund. The table also includes additional lines for coverage when factoring in total net fees and expenses, as well as net realized gains and losses. This information is supplemental, unaudited, and is not inclusive of required financial disclosures (such as total expense ratio), and should be read in conjunction with the Fund’s full financial statements.

Destra Multi-Alternative Fund
Additional Information
August 31, 2020 (Unaudited) (CONTINUED)
	For the Six Months Ended August 31, 2020 (Unaudited)	For the Year Ended February 29, 2020 (Unaudited)
Gross Income Per Statement of Operations:	$1,857,704	$6,781,210
Tax Adjustments Attributable to Underlying Investments(1):	331,907	1,242,275
Total Distributions, Dividends and Interest from Underlying Investments:	2,189,611	8,023,485
Distributions to Shareholders:	$(3,410,514)	$(8,595,495)
Gross Distribution Coverage Ratio:	64%	93%
Total Net Fees and Expenses (breakdown)
Total Fees & Expenses:	$1,817,396	$4,730,491
Fees and Expenses Waived (added back):	(304,173)	(592,247)
Total Net Fees & Expenses:	1,513,223	4,138,244
Net Distributable Income:	$676,388	$3,885,241
Distribution Coverage Ratio Excluding Net Realized Gain/(Loss):	20%	45%
Net Realized Gain/(Loss):	$(5,255,441)	$8,024,130
Distribution Coverage Ratio Including Net Realized Gain/(Loss):	(134)%	139%

1      Tax adjustments attributable to REITs and other investments are adjustments to reflect the tax character of distributions received from underlying investments. Specifically, a portion of distributions received from REITs are often treated as non-taxable return of capital for book and tax purposes and distributions received from investments structured as partnerships are also treated as return of capital to the extent the distributions received exceed the income reported to the Fund on the Form K-1’s received from the underlying investments.

Results of the Special Meeting of Shareholders

The special meeting of shareholders of the Fund scheduled for June 15, 2020, was adjourned and held on June 16, 2020.

The matters voted on by the shareholders of record as of May 13, 2020 and the results of the vote at the shareholder meeting held June 16, 2020 are as follows:

1.     A proposal to modify and contingent on the Fund listing its shares on the NYSE or other national securities exchange, eliminate the fundamental policy regarding repurchase offers subsequent to the Fund listing its shares on the NYSE or other national stock exchange.

Affirmative	Against	Abstain
4,241,457	117,342	415,289

2.     A proposal to amend and restate the investment advisory and sub-advisory agreements to reflect a change in the calculation of advisory and sub-advisory fees, contingent on the Fund listing its shares on the NYSE or other national securities exchange.

Affirmative	Against	Abstain
4,212,870	133,497	427,719

3.     A proposal to approve the early termination and replacement of the Fund’s current expense limitation with an expense limitation agreement with a term of five (5) years, contingent on the Fund listing its shares on the NYSE or other national securities exchange.

Affirmative	Against	Abstain
4,215,298	98,348	460,442

4.     A proposal to revise the Fund’s fundamental policy regarding concentration of investments in the REIT industry to include investments in the broader real estate industry.

Affirmative	Against	Abstain
4,255,721	80,741	437,628

Destra Multi-Alternative Fund
Approval of Investment Management and Sub-Advisory Agreements
August 31, 2020 (Unaudited)

Consideration and Approval of Proposed Advisory Agreement

At a meeting held on May 15, 2020, the Board of Trustees (the “Board” or the “Trustees”), including the Independent Trustees, unanimously approved an amended Investment Management Agreement between Destra Capital Advisors LLC (“Destra”) and Destra Multi-Alternative Fund (the “Fund”) (the “Advisory Agreement”). The Advisory Agreement shall become effective upon (i) the approval of Fund shareholders and (ii) the Fund listing its shares on the New York Stock Exchange or other national securities exchange. In considering the approval of the Advisory Agreement, the Board received materials specifically relating to Destra and the Advisory Agreement.

The Board reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the approval of the Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

In evaluating whether to approve the Advisory Agreement, the Board considered the nature and scope of services to be provided under the Advisory Agreement and Destra’s experience in providing similar management services to other registered investment companies. The Board also considered Destra’s ability to provide administrative, operational and other non-advisory services to the Fund and the financial condition of Destra, including its financial capacity to perform the services required under the Advisory Agreement. The Board reviewed information provided by Destra regarding various service provider arrangements and considered the ability of Destra to administer and oversee outside service providers to the Fund. In addition, the Board considered matters related to Destra’s compliance programs, its compliance history and its dealings with regulators.

The Board also considered the fact that Destra intends to continue to engage Pinhook Capital, LLC (“Pinhook”) as the Fund’s sub-adviser responsible for all trading, portfolio construction and investment operations. The Board noted that Pinhook personnel currently responsible for managing the Fund’s portfolio are expected to continue in that role. The Board considered Destra’s oversight processes and capabilities as they relate to Pinhook. In light of the Fund’s investment strategy and the illiquid nature of certain investments, the also Board reviewed the fair valuation policies and procedures to be applied to the Fund’s portfolio. The Board concluded that Destra had the capabilities and resources to oversee the operations of the Fund. Based on its review, the Board concluded that, overall, the nature, extent and quality of services expected to be provided to the Fund were satisfactory.

Performance

The Board evaluated Fund performance during the past one year, five years and since inception of the Fund in light of its investment objectives. The Board considered various performance measures and characteristics of Fund performance relative to certain benchmarks and a peer group. The Board also considered information related to the manner in which the peer group was selected.

In evaluating Destra’s contribution to Fund performance, the Board took into account the fact that a sub-advisor has been and would continue to be responsible for day-to-day management of the Fund. Based on its review, the Board concluded that Fund performance was acceptable for purposes of considering approval of the Advisory Agreement.

Fees and Expenses

The Board reviewed and considered the contractual advisory fee rate of 1.35% of managed assets to be paid by the Fund to Destra for services under the Advisory Agreement. The Board also reviewed and considered information regarding the Fund’s total expense ratio. The advisory fee rate and expense ratio for the Fund were compared against the advisory fee rate and expense ratio of a peer group over specified time periods. The peer group was comprised of other funds with similar investment strategies and portfolios. The Board also considered the Adviser’s commitment to cap the total operating expenses for the Fund by waiving and/or reimbursing certain expenses. The Board noted that Destra does not provide comparable advisory services for any client for a fee that is less than the fee paid by the Fund. After discussion, the Board concluded that the advisory fee and expense structure were reasonable for purposes of considering approval of the Advisory Agreement.

Destra Multi-Alternative Fund
Approval of Investment Management and Sub-Advisory Agreements
August 31, 2020 (Unaudited) (CONTINUED)

Economies of Scale

The Board received and evaluated information regarding Destra’s potential to realize economies of scale with respect to management of the Fund and whether the Fund and its shareholders would appropriately benefit from any economies of scale. The Board noted that meaningful economies of scale will be realized only if there is significant growth in assets under management. The Board considered Destra’s expectations for growth in assets under management and the time frame in which such growth may occur. The Board concluded that economies of scale are currently not being realized and that it will consider the appropriateness of breakpoints in the advisory fee or other arrangements if Fund assets grow and Destra begins to realize economies of scale.

Cost of Services and Profitability

The Board considered an expense and profitability analysis provided by Destra with respect to its management of the Fund. The analysis covered the years ending December 31, 2020, 2021 and 2022. The Board evaluated Destra’s estimated profitability in each year of the three-year period and compared it against profit margins that have been found by courts to be reasonable under applicable securities laws. Based on its evaluation, the Board concluded that Destra’s estimated profitability in managing the Fund is reasonable and not excessive.

Other Benefits to Destra

The Board received and reviewed information regarding any expected “fall-out” or ancillary benefits to be received by Destra or its affiliates as a result of their relationship with the Fund. The Board noted that Destra and its affiliates may derive reputational benefits and cross-selling opportunities from their association with the Fund that may lead to other investment management opportunities. The Board concluded that the fall-out benefits that may be received by Destra and its affiliates are reasonable.

Conclusion

In considering the Advisory Agreement, the Board evaluated the factors and information described above, as well as information concerning Destra and the Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Directors may have attributed different weights to various factors.

Based on its deliberations and analysis of the information provided, the entire Board, including all of the Independent Trustees, concluded that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation payable by the Fund is fair and reasonable in light of the services and expenses involved. On that basis, the entire Board, including all the Independent Trustees, approved the Advisory Agreement.

Consideration and Approval of the Proposed Sub-Advisory Agreement

At meetings held on May 15 and 26, 2020, the Board, including the Independent Trustees, unanimously approved an amended sub-advisory agreement among Destra, Pinhook and the Fund with respect to management of the Fund (“Sub-Advisory Agreement”). The Sub-Advisory Agreement shall become effective upon (i) the approval of Fund shareholders and (ii) the Fund listing its shares on the New York Stock Exchange or other national securities exchange.

The Board reviewed and discussed the written materials that were provided in advance of each meeting and deliberated on the approval of the Sub-Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

The Board reviewed and analyzed materials and information concerning the background, experience and capabilities of Pinhook’s portfolio managers and its other investment and administrative personnel in light of the services to be provided by Pinhook pursuant to the Sub-Advisory Agreement. The Board considered, among other factors, the capabilities and quality of Pinhook’s investment management, research and trade execution personnel and other resources that would be dedicated to managing the Fund’s portfolio. The Board also considered the ability of Pinhook, based on its resources, reputation and other attributes, to attract, compensate and retain qualified investment professionals. In light of the

Destra Multi-Alternative Fund
Approval of Investment Management and Sub-Advisory Agreements
August 31, 2020 (Unaudited) (CONTINUED)

Fund’s investment strategy and the illiquid nature of certain investments, the Board considered the fair valuation policies and procedures that would be applied to the Fund’s portfolio. The Board also considered matters related to Pinhook’s compliance programs, its compliance history and its dealings with regulators. Based on its review, the Board concluded that, overall, the nature, extent and quality of services expected to be provided to the Fund by Pinhook were satisfactory.

Performance

The Board evaluated Fund performance during the past one year, five years and since inception of the Fund in light of its investment objectives. The Board considered various measures and characteristics of Fund performance relative to certain benchmarks and a peer group. The Board also considered information related to the manner in which the peer group was selected.

The Board evaluated information presented by Pinhook concerning significant contributors to and detractors from Fund performance. The Board noted that significant detractors from performance included net outflows of capital, advisor turnover and negative performance of certain non-traded legacy positions in the portfolio. The Board also considered information presented by Pinhook concerning an ongoing transition in strategy that is intended to result in enhancements to Pinhook’s due diligence process, an increased focus on institutional products and opportunities, and a movement away from non-traded retail-oriented investments.

Based on its review, the Board concluded that Fund performance was acceptable for purposes of considering approval of the Sub-Advisory Agreement.

Fees and Expenses

The Board considered the proposed sub-advisory fee, noting that the contractual amount was equal to a percentage of average daily managed assets and that the entire sub-advisory fee is payable by Destra rather than the Fund. As described above, in connection with its consideration of the Advisory Agreement, the Board also reviewed and considered information regarding the Fund’s investment advisory fee rate and its total expense ratio. The advisory fee rate and total expense ratio for the Fund were compared against a peer group over specified time periods.

After discussion, the Board concluded that the sub-advisory fee was reasonable in light of the services to be performed by Pinhook for purposes of considering approval of the Sub-Advisory Agreement.

Economies of Scale

The Board received and evaluated information regarding the potential for Pinhook to realize economies of scale with respect to management of the Fund and whether the Fund and its shareholders would appropriately benefit from any economies of scale. Based on the level of Fund assets under management, and because other portfolios managed by Pinhook are generally not focused on alternative asset classes, the Board determined that Pinhook does not currently benefit from economies of scale. As a result, the Board will consider the appropriateness of breakpoints in the sub-advisory fee or other arrangements if Fund assets grow and Pinhook begins to achieve economies of scale.

Cost of Services and Profitability

The Board considered an expense and profitability analysis provided by Pinhook with respect to its management of the Fund. The analysis covered the years ending December 31, 2020, 2021 and 2022. The Board evaluated Pinhook’s estimated profitability and compared it against profit margins that have been found by courts to be reasonable under applicable securities laws. Based on its evaluation, the Board concluded that Pinhook’s estimated profitability in managing the Fund is reasonable and not excessive.

Other Benefits to Pinhook

The Board received and reviewed information regarding any expected “fall-out” or ancillary benefits to be received by Pinhook and its affiliates as a result of their relationship with the Fund. The Board noted that Pinhook’s association with the Fund may lead to other investment management opportunities for Pinhook or its affiliates. The Board concluded that the fall-out benefits that may be received by Pinhook and its affiliates are reasonable.

Destra Multi-Alternative Fund
Approval of Investment Management and Sub-Advisory Agreements
August 31, 2020 (Unaudited) (CONTINUED)

Conclusion

In considering the Sub-Advisory Agreement, the Board evaluated the factors and information described above, as well as information concerning Pinhook and the Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Directors may have attributed different weights to various factors.

Based on its deliberations and analysis of the information provided, the entire Board, including all the Independent Trustees, concluded that the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation payable by the Fund is fair and reasonable in light of the services and expenses involved. On that basis, the entire Board, including all the Independent Trustees, approved the Sub-Advisory Agreement.

Consideration and Approval of the Proposed Sub-Advisory Agreement with Validus

At a meeting held on July 30, 2020, the Board, including the Independent Trustees, unanimously approved a sub-advisory agreement among Destra, Validus Growth Investors, LLC (“Validus”) and the Fund with respect to management of the Fund (the “Validus Sub-Advisory Agreement”). The Validus Sub-Advisory Agreement shall become effective upon (i) completion of a transaction in which the Fund’s existing sub-advisor, Pinhook Capital, LLC (“Pinhook”), is consolidated with Validus and (ii) the approval by Fund shareholders of the Validus Sub-Advisory Agreement.

Also at the meeting held on July 30, 2020, the Board, including the Independent Trustees, unanimously approved an interim sub-advisory agreement among Destra, Validus and the Fund with respect to management of the Fund (the “Interim Validus Sub-Advisory Agreement” and, together with the Validus Sub-Advisory Agreement, the “Validus Sub-Advisory Agreements”). The Interim Validus Sub-Advisory Agreement is to remain in effect until the earlier of the date on which the Validus Sub-Advisory Agreement has been approved by Fund shareholders or the 151st day after the effective date of the Interim Validus Sub-Advisory Agreement.

The Board reviewed and discussed written materials that were provided in advance of the meeting and deliberated on the approval of the Validus Sub-Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Validus Sub-Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Validus Sub-Advisory Agreements. In considering the approval of the Validus Sub-Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

The Board considered the nature, extent and quality scope of services to be provided by Validus under the Validus Sub-Advisory Agreements. In particular, the Trustees considered the fact that Validus and Pinhook were affiliated investment advisers that were being consolidated; that the same individuals and personnel who were responsible for management of the Fund at Pinhook would continue to be responsible for management of the Fund at Validus; that the consolidation transaction is not expected to result in any change in the sub-advisory services to be provided to the Fund; and that Fund shareholders may benefit from the continuity of investment advisory services that would be provided under the Validus Sub-Advisory Agreements.

The Board reviewed and analyzed materials and information concerning the background, experience and capabilities of Validus’ portfolio managers and its other investment and administrative personnel in light of the services to be provided by Validus pursuant to the Validus Sub-Advisory Agreements. The Board considered, among other factors, the capabilities and quality of Validus’ investment management, research and trade execution personnel and other resources that would be dedicated to managing the Fund’s portfolio. The Board also considered the ability of Validus, based on its resources, reputation and other attributes, to attract, compensate and retain qualified investment professionals. In light of the Fund’s investment strategy and the illiquid nature of certain investments, the Board considered the fair valuation policies and procedures that would be applied to the Fund’s portfolio. The Board also considered matters related to Validus’ compliance programs, its compliance history and its dealings with regulators. Based on its review, the Board concluded that, overall, the nature, extent and quality of services expected to be provided to the Fund by Validus were satisfactory.

Performance

The Board evaluated Fund performance during the past one year, three years, five years and since inception of the Fund in light of its investment objectives. The Board considered various measures and characteristics of Fund performance relative to certain benchmarks and a peer group. The Board also considered information related to the manner in which the peer group was selected.

Destra Multi-Alternative Fund
Approval of Investment Management and Sub-Advisory Agreements
August 31, 2020 (Unaudited) (CONTINUED)

The Board evaluated information presented by Validus concerning significant contributors to and detractors from Fund performance. The Board noted that significant detractors from performance included net outflows of capital, advisor turnover and negative performance of certain non-traded legacy positions in the portfolio. The Board also considered information concerning an ongoing transition in strategy that is intended to result in enhancements to Validus’ due diligence process, an increased focus on institutional products and opportunities, and a movement away from non-traded retail-oriented investments.

Based on its review, the Board concluded that Fund performance was acceptable for purposes of considering approval of the Validus Sub-Advisory Agreements.

Fees and Expenses

The Board considered the proposed sub-advisory fee under the Validus Sub-Advisory Agreements, noting that the contractual amount was equal to a percentage of average daily managed assets and that the entire sub-advisory fee is payable by Destra rather than the Fund. As described above, in connection with its consideration of the Advisory Agreement, the Board also reviewed and considered information regarding the Fund’s investment advisory fee rate and its total expense ratio. The advisory fee rate and total expense ratio for the Fund were compared against a peer group over specified time periods.

Based on its review, the Board concluded that the sub-advisory fee was reasonable in light of the services to be performed by Validus for purposes of considering approval of the Validus Sub-Advisory Agreements.

Economies of Scale

The Board received and evaluated information regarding the potential for Validus to realize economies of scale with respect to management of the Fund and whether the Fund and its shareholders would appropriately benefit from any economies of scale. Based on the level of Fund assets under management, the Board determined that Validus does not currently benefit from economies of scale. As a result, the Board will consider the appropriateness of breakpoints in the sub-advisory fee or other arrangements if Fund assets grow and Validus begins to achieve economies of scale.

Cost of Services and Profitability

The Board considered an expense and profitability analysis provided by Validus with respect to its management of the Fund. The analysis covered the years ending December 31, 2020, 2021 and 2022. The Board evaluated Validus’ estimated profitability and compared it against profit margins that have been found by courts to be reasonable under applicable securities laws. Based on its evaluation, the Board concluded that Validus’ estimated profitability in managing the Fund is reasonable and not excessive.

Other Benefits to Validus

The Board received and reviewed information regarding any expected “fall-out” or ancillary benefits to be received by Validus and its affiliates as a result of their relationship with the Fund. The Board noted that Validus’ association with the Fund may lead to other investment management opportunities for Validus or its affiliates. The Board concluded that the fall-out benefits that may be received by Validus and its affiliates are reasonable.

Conclusion

In considering the Validus Sub-Advisory Agreements, the Board evaluated the factors and information described above, as well as information concerning Validus and the Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Directors may have attributed different weights to various factors.

Based on its deliberations and analysis of the information provided, the entire Board, including all the Independent Trustees, concluded that the Validus Sub-Advisory Agreements are in the best interests of the Fund and its shareholders and that the compensation payable by the Fund is fair and reasonable in light of the services and expenses involved. On that basis, the entire Board, including all the Independent Trustees, approved the Validus Sub-Advisory Agreements.

Destra Multi-Alternative Fund
Fund Information

Board of Trustees	Officers	Investment Adviser
John S. Emrich	Robert Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Chicago, IL
Jeffery S. Murphy
Nicholas Dalmaso*	Derek Mullins	Sub-Adviser
	Chief Financial Officer and Treasurer	Validus Growth Investors, LLC
San Diego, California
Jane Hong Shissler
	Chief Compliance Officer and Secretary	Distributor
* “Interested Person” of the Fund, as		Destra Capital Investments LLC
defined in the Investment Company	Marcie McVeigh	Chicago, IL
Act of 1940, as amended.	Assistant Treasurer
Administrator, Accounting Agent,
	Jake Schultz	and Transfer Agent
	Assistant Secretary	UMB Fund Services Inc.
Milwaukee, WI

Custodian
UMB Bank, n.a.
Kansas City, MO

Legal Counsel
Faegre Drinker Biddle & Reath LLP
Philadelphia, PA

Independent Registered Public Accounting Firm
Cohen & Company, Ltd Chicago, IL

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes,’’ ‘‘expects,’’ ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

Privacy Principles of the Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of the Fund?

• If your shares are held in a Brokerage Account, contact your respective Broker.

33

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a), Section 302 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b), Section 906 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Destra Multi-Alternative Fund

By (Signature and Title)

/s/ Robert Watson
Robert Watson
(Principal Executive Officer)

Date	11/05/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert Watson
Robert Watson
(Principal Executive Officer)

Date	11/05/20

By (Signature and Title)

/s/ Derek Mullins
Derek Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	11/05/20